Offerings - Offering: 1	Mar. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds, 5.25% Series due 2035
Amount Registered | shares	300,000,000
Proposed Maximum Offering Price per Unit	0.99623
Maximum Aggregate Offering Price	$ 298,869,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,756.84
Offering Note
(1)
This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement No. 333-281614-02. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.